Right of Use And Lease - Schedule of Quantitative Information About Right-of-Use Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
First-time adoption	R$ 1,923,896
Additions	85,872
Write-offs	(79,138)
Transfers	631,609
Others changes	57,622
2019	2,619,861	R$ 2,555,505	R$ 0
Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
First-time adoption	1,923,896
Additions	661,496
Write-offs	(76,208)
Transfers	631,609
Others changes	53,166
2019	3,193,959
Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(575,624)
Write-offs	(2,930)
Others changes	4,456
2019	R$ (574,098)
Vehicles [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Additions	R$ 40,069
Write-offs	(146)
Others changes	95
2019	40,018
Vehicles [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(8,083)
Write-offs	38
Others changes	(64)
2019	(8,109)
Machinery and equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	14,954
Write-offs	(40)
Others changes	664
2019	R$ 15,578
Machinery and equipment [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Machinery and equipment [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	10 years
Machinery and equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	R$ (4,126)
Others changes	(191)
2019	(4,317)
Facilities [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
First-time adoption	103,945
Additions	187,294
Transfers	481,235
Others changes	12,426
2019	R$ 784,900
Facilities [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Facilities [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	10 years
Facilities [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	R$ (95,734)
Others changes	(1,456)
2019	R$ (97,190)
IT equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	10 years
Additions	R$ 279
Others changes	4
2019	283
IT equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(209)
Others changes	(5)
2019	(214)
Retail stores [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
First-time adoption	1,819,951
Additions	416,250
Write-offs	(76,022)
Transfers	150,374
Others changes	39,824
2019	R$ 2,350,377
Retail stores [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Retail stores [member] | Cost Value [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	10 years
Retail stores [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	R$ (466,590)
Write-offs	(2,968)
Others changes	6,226
2019	R$ (463,332)
Tools and accessories [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Additions	R$ 2,650
Others changes	153
2019	2,803
Tools and accessories [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	(882)
Others changes	(54)
2019	R$ (936)